Equity - Schedule of shareholders in percent (Detail)	Dec. 31, 2020	Dec. 31, 2019
David Neeleman
Disclosure of classes of share capital [line items]
% economic participation	3.50%	5.80%
Acionistas Trip
Disclosure of classes of share capital [line items]
% economic participation	6.50%	6.50%
United Airlines Inc
Disclosure of classes of share capital [line items]
% economic participation	7.80%	7.90%
Other
Disclosure of classes of share capital [line items]
% economic participation	82.10%	79.70%
Treasury
Disclosure of classes of share capital [line items]
% economic participation	0.10%	0.10%
Common Shares | David Neeleman
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	67.00%	67.00%
Common Shares | Acionistas Trip
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	33.00%	33.00%
Preference Shares | David Neeleman
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	1.20%	3.50%
Preference Shares | Acionistas Trip
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	5.50%	5.50%
Preference Shares | United Airlines Inc
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	8.10%	8.20%
Preference Shares | Other
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	85.10%	82.70%
Preference Shares | Treasury
Disclosure of classes of share capital [line items]
Proportion of ownership interest in entity by participating shareholder	0.10%	0.10%